Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000948258
M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M CAPITAL APPRECIATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities or variable life insurance plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same and the expense limitation remains in place for the time period indicated. These expense examples do not reflect the fees and charges imposed by the applicable insurance company. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500 Index.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks to invest in companies with unrecognized earnings potential. Earnings per share, growth and price appreciation are important factors. Wall Street analysts do not usually widely follow small to mid-sized companies like those in which the Fund invests and institutional investors usually do not own a large percentage of them. The cornerstone of Frontier's investment process is internally generated fundamental research.

Stocks are sold if earnings growth potential is realized, when the fundamental reasons for purchase are no longer valid, or when a more attractive situation is identified.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate which, means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

•  if the stock market as a whole goes down;

•  if the market values the stocks in the Fund's portfolio lower than Frontier believes they should be valued;

•  if earnings growth estimates of companies the Fund invests in are not achieved;

•  because the industrials sector may be adversely affected by changes in the supply of and demand for products and services;

•  because technology companies, including information technology companies, may have limited product lines, markets, financial resources and/or personnel;

•  because a cybersecurity breach could result in the loss or theft of customer data or funds;

•  because the 2008 financial crisis in the U.S. and many foreign economies, including the European sovereign debt and banking crises, as well as ongoing responses by governments and reactions by market participants have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets

•  because securities of smaller-capitalization companies may be more thinly traded and may have more frequent and larger price changes than securities of larger capitalization companies; or

•  because changes in government regulations may adversely affect the value of a security.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate which, means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance ( i.e. , the Russell 2500 Index). The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance ( i.e. , the Russell 2500 Index).

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest quarterly return: 21.34% (for the quarter ended 06/30/2009) Lowest quarterly return: (29.48)% (for the quarter ended 12/31/2008)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 2500 Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.22%
M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund | M Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Annual Return 2008	rr_AnnualReturn2008	(42.03%)
Annual Return 2009	rr_AnnualReturn2009	48.61%
Annual Return 2010	rr_AnnualReturn2010	27.00%
Annual Return 2011	rr_AnnualReturn2011	(7.22%)
Annual Return 2012	rr_AnnualReturn2012	17.43%
Annual Return 2013	rr_AnnualReturn2013	39.20%
Annual Return 2014	rr_AnnualReturn2014	12.42%
Annual Return 2015	rr_AnnualReturn2015	(6.58%)
Annual Return 2016	rr_AnnualReturn2016	21.06%
Annual Return 2017	rr_AnnualReturn2017	19.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M Capital Appreciation Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.64%

[1]	For the period from May 1, 2018 to April 30, 2019, the Adviser contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Adviser may elect to recapture any amounts waived or reimbursed earlier in the fiscal year, subject to certain conditions, including that repayment does not cause operating expenses to exceed 0.25%.